Investment Strategy - Themes China Generative Artificial Intelligence ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA China Generative AI Select Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider” or “BITA”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).

The Index

The Index is designed to provide exposure to publicly traded Chinese companies exchange listed in the US or Hong Kong, or accessible via Stock Connect, which derive significant revenue from generative artificial intelligence (“AI”) related activities. The Index is denominated in U.S. dollars. As of March 31, 2025, the Index was comprised of 23 companies with a market capitalization range of between approximately $409 million and $130 billion and a weighted average market capitalization of approximately $22.8 billion.

In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of publicly listed Chinese securities traded in the US, Hong Kong, or accessible via Stock Connect. Sanctioned securities are excluded from the Index Universe. A security is defined to be a Chinese security if it is issued by a company that is incorporated, domiciled or primarily operating in mainland China, Hong Kong, or Macau, regardless of where the security is listed or traded. The Index Universe includes companies whose products, services, and activities contribute to solutions within the generative artificial intelligence (“Generative AI”) ecosystem. Generative AI is a subset of AI that focuses on creating new content based on input data. These Generative AI companies operate across and are classified in the following subthemes by the Index Provider (the “Generative AI Industry”):

A.	AI Infrastructure and Hardware: Companies that provide the underlying computing infrastructure necessary for AI model development and execution. This includes semiconductor manufacturers producing high-performance AI chips for both data center and on-device inference, as well as AI-optimized power management chips and networking hardware. Further included are data center operators supporting AI workloads, firms providing AI-optimized edge computing modules, foundries specializing in AI chip manufacturing and firms specializing in AI-optimized cloud computing services.

B.	AI Model Training and Provision: Companies that generate revenue from developing, training, and providing large-scale AI models. This includes firms specializing in foundational AI models, machine learning frameworks, and cloud-based AI model services that enable businesses and developers to integrate Generative AI into their applications.

C.	Generative AI Application Software: Companies that develop software solutions utilizing Generative AI to create text, images, audio, video, personalized IoT (Internet of Things) automation workflows, or other forms of synthetic media. This includes AI-powered content creation tools, virtual assistants, generative AI for real-time media enhancement and automation software.

D.	General AI Application Software: Companies that leverage Generative AI to enhance traditional software applications across various industries. This includes AI-enhanced vertical SaaS (Software as a Service) platforms and other enterprise software, cybersecurity solutions, customer engagement platforms, and AI-powered business intelligence tools.

E.	Physical AI Applications: Companies that integrate Generative AI into hardware and robotics, enabling real-world applications such as autonomous systems, IoT devices with generative AI-driven automation, intelligent manufacturing, and AI-driven automation in the production and services of industries like healthcare, logistics, and retail.

In order to provide an objective measure of the level of exposure of a company to the Generative AI Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, and 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Generative AI Industry as a proportion of the company’s total revenue.

Companies must meet each of the following requirements to be included in the Index Universe:

Thematic Exposure Requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:

1)	Thematic Exposure: a Thematic Exposure Score equal to or greater than 50% of their total revenue, or

2)	Thematic Revenue Dollar Amount: The Thematic Revenue Dollar Amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their Thematic Revenue Dollar Amount from the Generative AI Industry are chosen for inclusion in the Index Universe.

Minimum size requirement: Securities of companies with a market capitalization below $250 million are excluded.

Minimum liquidity requirement: Securities with a 3-month Average Daily Value Traded below $1,000,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.

Security type: Ordinary shares and American Depositary Receipts (ADRs) are included in the Index Universe.

All companies in the Index Universe are selected for the Index (each, an “Index Component” or a “Generative AI Company”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.

On Determination Day (defined below), Index Components are weighted based on free float market capitalization. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of all Index Components are subject to the following capping constraints: i) the weight of each Index Component cannot exceed 10% of the total Index weight; and ii) the cumulative weight of all Index Components representing more than 5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components.

The Index is reconstituted and rebalanced quarterly in March, June, September and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.

The Fund’s Investment Strategy

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Chinese Generative AI Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The following China-related securities may be included in the Index and/or represent investments of the Fund:

●	China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license may also be acquired to invest directly in China A-Shares.

●	China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

●	China H-Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

●	China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

●	P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions imposed by the U.S. or Chinese government (such as tax diversification requirements or sanctions) that apply to the Fund but not the Index. Securities subject to ownership restrictions by the U.S. or Chinese governments are excluded from the Index Universe by the Index Provider and Index Components that become subject to any such restrictions are removed by the Index Provider from the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 31, 2025, a significant portion of the Index is represented by securities of companies in the Generative AI Industry, and the Software & Services and Information Technology sectors. The degree to which components of the Index represent certain sectors or industries may change over time.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Principal Risks of Investing in the Fund

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Chinese Generative AI Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.